UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Contrarian Capital Management, L.L.C.

Address:    411 West Putnam Avenue
            Suite 225
            Greenwich, CT 06830

13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jon R. Bauer
Title:  Managing Member
Phone:  (203) 862-8200


Signature, Place and Date of Signing:

/s/ Jon R. Bauer             Greenwich, Connecticut            August 15, 2011
-------------------    -------------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             NONE

Form 13F Information Table Entry Total:        30

Form 13F Information Table Value Total:        $232,989
                                               (thousands)

List of Other Included Managers:

NONE


                                                  FORM 13F INFORMATION TABLE
                                           Contrarian Capital Management, L.L.C.
                                                       June 30, 2011



COLUMN 1                        COLUMN  2        COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                                TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS         CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED NONE
--------------                  ---------        ------     --------- --------  --- ----  ----------- --------- -----    ------ ----
ABITIBIBOWATER INC              COM NEW          003687209  17,080      841,400 SH        SOLE        NONE        841,400
ALERE INC                       COM              01449J105   2,163       59,058 SH        SOLE        NONE         59,058
ANNALY CAP MGMT INC             COM              035710409   2,699      149,615 SH        SOLE        NONE        149,615
BRIGUS GOLD CORP                COM              109490102     825      500,000 SH        SOLE        NONE        500,000
CEDAR FAIR L P                  DEPOSITRY UNIT   150185106  19,074      947,047 SH        SOLE        NONE        947,047
CHARTER COMMUNICATIONS INC D    CL A NEW         16117M305  50,264      926,361 SH        SOLE        NONE        926,361
CHEMTURA CORP                   COM NEW          163893209   3,333      183,125 SH        SOLE        NONE        183,125
CLEAR CHANNEL OUTDOOR HLDGS     CL A             18451C109   7,747      609,967 SH        SOLE        NONE        609,967
CVR ENERGY INC                  COM              12662P108   7,131      289,625 SH        SOLE        NONE        289,625
DANA HLDG CORP                  COM              235825205     316       17,247 SH        SOLE        NONE         17,247
DELTA AIR LINES INC DEL         COM NEW          247361702  14,463    1,577,181 SH        SOLE        NONE      1,577,181
EASTMAN KODAK CO                COM              277461109     552      154,282 SH        SOLE        NONE        154,282
EMPRESA DIST Y COMERCIAL NOR    SPON ADR         29244A102   3,133    1,828,154 SH        SOLE        NONE      1,828,154
GOODYEAR TIRE & RUBR CO         COM              382550101   1,723      102,770 SH        SOLE        NONE        102,770
HOVNANIAN ENTERPRISES INC       CL A             442487203   4,038    1,675,351 SH        SOLE        NONE      1,675,351
HOWARD HUGHES CORP              COM              44267D107     976       15,000 SH        SOLE        NONE         15,000
ISHARES INC                     MSCI JAPAN       464286848     990       94,950 SH        SOLE        NONE         94,950
ITT CORP NEW                    COM              450911102   2,482       42,115 SH        SOLE        NONE         42,115
LYONDELLBASELL INDUSTRIES N     SHS - A -        N53745100  36,360      943,921 SH        SOLE        NONE        943,921
MARATHON OIL CORP               COM              565849106     930       17,645 SH        SOLE        NONE         17,645
MARRIOTT INTL INC NEW           CL A             571903202     811       22,855 SH        SOLE        NONE         22,855
NEW YORK TIMES CO               CL A             650111107   7,018      804,800 SH        SOLE        NONE        804,800
PAMPA ENERGIA S A               SPONS ADR LVL I  697660207   3,312      215,932 SH        SOLE        NONE        215,932
PARKER DRILLING CO              COM              701081101   1,723      294,585 SH        SOLE        NONE        294,585
ROCK-TENN CO                    CL A             772739207  20,566      310,016 SH        SOLE        NONE        310,016
RUSH ENTERPRISES INC            CL A             781846209     498       26,185 SH        SOLE        NONE         26,185
SUNOCO INC                      COM              86764P109  14,867      356,426 SH        SOLE        NONE        356,426
TIME WARNER CABLE INC           COM              88732J207   6,212       79,605 SH        SOLE        NONE         79,605
TOWN SPORTS INTL HLDGS INC      COM              89214a102     326       42,799 SH        SOLE        NONE         42,799
UNITED CONTL HLDGS INC          COM              910047109   1,378       60,880 SH        SOLE        NONE         60,880




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